Financial instruments - Fair values and risk management - Reconciliation of Level 3 fair values (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities at beginning of period	$ 25,577
Warrants exchange	(36,657)	$ 0	$ 0
Changes in fair value recognized in profit or loss	780	(8,869)	(7,135)
Financial liabilities at end of period	11,836	25,577
Financial assets at FVTPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at beginning of period	11,665	20,405
Financial assets at end of period	31,444	11,665	20,405
Level 3 | Total
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities at beginning of period	0	0
Additions	38,858	0
Redemptions	0
Warrants exchange	(36,657)
Changes in fair value recognized in profit or loss	17,451	0
Financial liabilities at end of period	19,652	0	0
Level 3 | Financial assets at FVTPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at beginning of period	11,665	20,405
Additions	0	129
Redemptions	(1,000)
Warrants exchange	0
Changes in fair value recognized in profit or loss	917	(8,869)
Financial assets at end of period	$ 11,582	$ 11,665	$ 20,405